Operating leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Operating leases
Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was $391 million, $436 million, and $474 million for 2014, 2013 and 2012, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter	Total
$229	$174	$125	$92	$65	$189	$874